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Lesley H. Solomon	Direct Dial: 404-881-7364	Email: lesley.solomon@alston.com

May 25, 2012

VIA EDGAR AND OVERNIGHT DELIVERY

Ms. Jennifer Gowetski
Senior Counsel
Division of Corporation Finance
U.S. Securities and Exchange Commission
Mail Stop 3010
Washington, DC 20549

Re:                               NorthStar Healthcare Income Trust, Inc.
Registration No. 333-170802

Dear Ms. Gowetski:

This letter sets forth the responses of our client, NorthStar Healthcare Income Trust, Inc. to the comments of the staff (the “Staff”) of the U.S. Securities and Exchange Commission in the letter dated May 8, 2012, regarding Pre-Effective Amendment No. 4 to the Issuer’s Registration Statement on Form S-11 (the “Registration Statement”) filed on April 17, 2012.  The Issuer has today filed Pre-Effective Amendment No. 5 (“Amendment No. 5”) to the Registration Statement via EDGAR.  Please note that all page numbers provided in the responses below correspond to the pages in the prospectus contained in Amendment No. 5, unless otherwise indicated.

For your convenience, we have set forth below each of the Staff’s comments below followed by the relevant response.

General

1.             Comment:             Since you appear to qualify as an “emerging growth company,” as defined in the Jumpstart Our Business Startups Act, please disclose on your prospectus cover page that you are an emerging growth company and revise your prospectus to:

•                        Describe how and when a company may lose emerging growth company status;

•                        Briefly describe the various exemptions that are available to you, such as exemptions from Section 404(b) of the Sarbanes-Oxley Act of 2002 and Section 14A(a) and (b) of the Securities Exchange Act of 1934; and

Atlanta • Brussels • Charlotte • Dallas • Los Angeles • New York • Research Triangle • Silicon Valley • Ventura County • Washington, D.C.

•                        State your election under Section 107(b) of the JOBS Act:

•                        If you have elected to opt out of the extended transition period for complying with new or revised accounting standards pursuant to Section 107(b), include a statement that the election is irrevocable; or

•                        If you have elected to use the extended transition period for complying with new or revised accounting standards under Section 102(b)(1), provide a risk factor explaining that this election allows you to delay the adoption of new or revised accounting standards that have different effective dates for public and private companies until those standards apply to private companies. Please state in your risk factor that, as a result of this election, your financial statements may not be comparable to companies that comply with public company effective dates. Include a similar statement in your critical accounting policy disclosures.

In addition, consider describing the extent to which any of these exemptions are available to you as a Smaller Reporting Company.

Response:             The Issuer has revised the cover page to disclose that the Issuer is an “emerging growth company” as defined by the federal securities laws. In addition, the Issuer has revised page 4 to: (i) discuss the impact of being an emerging growth company; (ii) disclose its irrevocable election to opt out of the extended transition period for complying with new or revised accounting standards pursuant to Section 107(b) of the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”); and (iii) describe how and when a company may lose emerging growth company status. The Issuer does not expect to be subject to Section 404(b) of the Sarbanes-Oxley Act of 2002 or Section 14A(a) and (b) of the Securities Exchange Act of 1934 and discusses the reasons for these expectations on page 4. The Issuer does not currently intend to seek any exemptions available to it as a Smaller Reporting Company and therefore does not believe that additional disclosure regarding this status is material to investors.

Prospectus Cover Page

2.             Comment:             We note that your cover page is written using a type size that is difficult to read, especially with its concentration of text. Please ensure that the prospectus is printed in type at least as large as 10-point type. Refer to Rule 420 of Regulation C and Chapter 7 of our Plain English Handbook available at www.sec.gov.

Response:             The Issuer has revised the cover page to increase the type size of the text.

Prospectus Summary, page 6

NorthStar Healthcare Income Trust, Inc.

3.             Comment:             We note your response to comment 2 from our letter dated March 29, 2012, regarding your expectation of asset allocations. Please revise your disclosure in the first paragraph of this section to also reflect, if accurate, that you have not established any limits on the percentage of your portfolio consisting of investments in healthcare facilities that provide government-funded services.

Response:             The Issuer has made the requested revision on page 7 and has made conforming revisions on pages 2 and 110.

Certain Conflict Resolution Measures, page 103

4.             Comment:             We note your response to comment 4 from our letter dated March 29, 2012, as well as your added disclosure on pages 107-108. Please balance this disclosure by discussing the consequences of non-renewal of the advisory agreement. In this regard, we note your disclosure on page 17 about the “Special Units” that may be redeemed in certain instances upon the termination or non-renewal of the advisory agreement.

Response:             The Issuer has provided additional disclosure on page 109 discussing the consequences of termination or non-renewal of the advisory agreement, including the one-time payment to the “Special Unit holder” in connection with such an event.

Market Overview and Opportunity, page 112

5.             Comment:             We note your response to comment 5 from our letter dated March 29, 2012. Please confirm that your charts on pages 113 and 114, which include 2008 information from the U.S. Census Bureau, also reflect the most recent information available from this source. Alternatively, please update as appropriate.

Response:             The U.S. Census Bureau provided the projections on pages 115-116 in 2008. The 2008 National Projections remain the recommended series according to the information published by the U.S. Census Bureau at http://www.census.gov/population/www/projections/2009projections.html.

Should you have any further questions or need additional information, please do not hesitate to contact me at 404-881-7364.

Sincerely,

/s/ Lesley H. Solomon
Lesley H. Solomon

cc:                                 Mr. Daniel R. Gilbert
Ms. Debra A. Hess
Mr. Albert Tylis
Mr. Donald C. Tomasso
Mr. Ronald J. Lieberman
Mr. Neil Cohen
Ms. Rosemarie A. Thurston